Run-Off Lines	12 Months Ended
Dec. 31, 2011
Run-Off Lines
15.	Run-off Lines

We have discontinued active underwriting of certain lines of business, including those lines that were previously recorded in Argonaut Group’s Risk Management segment and business previously written and classified by PXRE as property catastrophe and Lloyd’s. All current activity within these lines is related to the management of claims and other administrative functions. Also included in Run-off Lines are other liability reserves, which include exposure to claims for asbestos and environmental liabilities written in past years. The other liability reserves are often characterized by long elapsed periods between the occurrence of a claim and ultimate payment to resolve the claim. We utilize a specialized staff dedicated to administer and settle these claims.

The following table presents our gross reserves for Run-off Lines as of December 31:

(in millions)	2011	2010
Asbestos and Environmental:
Reinsurance assumed	$62.2	$76.1
Other	13.1	14.1

Total Asbestos and Environmental	75.3	90.2
Risk management	296.1	328.0
PXRE run-off lines	24.5	31.1
Other run-off lines	7.4	7.7

Total Run-off Lines	$403.3	$457.0

We have received asbestos and environmental liability claims arising from other liability coverage primarily written in the 1960s, 1970s and into the mid-1980s. Asbestos and environmental claims originate from policies directly written by us and from reinsurance assumed during this period, including a portion assumed from the London market. The following table represents the total gross reserves for our asbestos exposure as of December 31:

(in millions)	2011	2010	2009
Direct written
Case reserves	$2.8	$3.2	$23.5
ULAE	2.0	2.5	2.9
IBNR	2.5	5.7	9.6

Total direct written reserves	7.3	11.4	36.0
Assumed domestic
Case reserves	21.7	24.5	28.4
ULAE	3.1	3.8	4.3
IBNR	19.7	25.8	22.1

Total assumed domestic reserves	44.5	54.1	54.8
Assumed London
Case reserves	6.2	7.9	9.8
ULAE	0.7	0.9	1.2
IBNR	4.0	5.0	6.7

Total assumed London reserves	10.9	13.8	17.7

Total asbestos reserves	$62.7	$79.3	$108.5

The following table presents our net underwriting results for Run-off Lines for the three years ended December 31:

(in millions)	2011	2010	2009
Asbestos and Environmental:
Reinsurance assumed	$(6.7)	$(9.5)	$(0.4)
Other	(5.0)	0.0	(6.1)

Total Asbestos and Environmental	(11.7)	(9.5)	(6.5)

Risk management	2.6	(1.8)	(15.6)
PXRE run-off lines	(5.5)	0.7	6.0
Other run-off lines	(2.2)	0.0	0.0

Total Run-off Lines	$(16.8)	$(10.6)	$(16.1)

Reserves for asbestos and environmental claims cannot be estimated with traditional loss reserving techniques that rely on historical accident year loss development factors. The uncertainty in the asbestos and environmental reserves estimates arises from several factors including lack of historical data, inapplicability of standard actuarial projection techniques, uncertainty with regards to claim costs, coverage interpretations, and the judicial, statutory and regulatory provisions under which the claims may be ultimately resolved. It is impossible to predict how the courts will interpret coverage issues and these resolutions may have a material impact on the ultimate resolution of the asbestos and environmental liabilities. We use a variety of estimation methods to calculate reserves as a whole; however, reserves for asbestos and environmental claims were determined primarily based on the report year method with some weight applied to other methods. The report year method relies most heavily on our historical claims and severity information. Other methods rely more heavily on industry information. Although management has recorded its best estimate of loss reserves, due to the uncertainties of estimation of liabilities that may arise as discussed herein, further deterioration of claims could occur in the future.

During 2011, the Run-off Lines segment recognized net unfavorable loss reserve development on prior accident years of $7.9 million, which was primarily driven by $4.6 million unfavorable development on legacy PXRE claims primarily related to Hurricanes Katrina, Rita and Wilma, $11.7 million in unfavorable loss reserve development related to asbestos and environmental liability reserves, and $1.0 million due to the unwinding of the workers compensation reserve discount. The unfavorable development was partially offset by the collection of a contribution settlement from another insurer for a California workers compensation indemnity claim, and favorable development in other lines. The asbestos and environmental unfavorable development is primarily attributable to $8.2 million for asbestos losses driven by increasing severities, defense costs and the settlement of a disputed reinsurance recoverable matter, and $3.5 million for environmental losses driven by one significant enviromental loss.

During 2010, the Run-off Lines segment recognized net favorable loss reserve development on prior accident years of $1.9 million, which was driven by $9.0 million favorable development related to risk management run-off reserves, $2.6 million favorable development on legacy PXRE claims primarily related to non-catastrophe property lines and $0.8 million of favorable development related to unallocated loss adjustment reserves. Partially offsetting the favorable development was $9.5 million in unfavorable loss reserve development related to asbestos and environmental liability reserves and $1.0 million due to the unwinding of the workers compensation reserve discount.

During 2009, the Run-off Lines segment recognized net favorable loss reserve development on prior accident years of $1.6 million, which was primarily driven by $7.6 million favorable development on legacy PXRE claims primarily related to non-catastrophe property lines and $3.2 million of favorable development related to PXRE’s 2005 hurricane losses. Partially offsetting the favorable development was $6.5 million unfavorable loss reserve development related to asbestos and environmental liability reserves and $3.0 million due to the unwinding of the workers compensation reserve discount.